Fair Value Measurements - Company's financial assets and liabilities that are measured at fair value (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Public Warrants
Liabilities:
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares
Recurring | Level 1
Assets:
Investments held in Trust Account	$ 150,236,426	$ 150,006,015
Recurring | Level 1 | Public Warrants
Liabilities:
Derivative liabilities	2,025,000	3,825,000
Recurring | Level 3 | Private Placement Warrants
Liabilities:
Derivative liabilities	$ 945,000	$ 1,785,000